Equity-Accounted Investments - Bahrain LNG Joint Venture - Additional Information (Details) $ in Thousands		12 Months Ended
	Dec. 02, 2015 ft³	Dec. 31, 2018 USD ($) ft³	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Current portion of advances to equity-accounted joint ventures (note 7)		$ 79,108	$ 0
Maximum
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate (as a percent)		3.25%
Nogaholding
Schedule of Equity Method Investments [Line Items]
Ownership percentage		30.00%
GIC
Schedule of Equity Method Investments [Line Items]
Ownership percentage		24.00%
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%	30.00%
Current portion of advances to equity-accounted joint ventures (note 7)		$ 79,100
Investment in and advances to equity-accounted joint ventures (note 7)			79,100
Interest accrued on advances		$ 0	$ 100
Bahrain LNG Joint Venture | LIBOR
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate (as a percent)		1.25%
Bahrain LNG Joint Venture | Daewoo Shipbuilding & Marine Engineering Co. Ltd. | Modified Vessel
Schedule of Equity Method Investments [Line Items]
Term of charter contract (in years)	21 years
Bahrain LNG Joint Venture | LNG Receiving and Regasification Terminal
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³		800,000,000
Length of charter contract (in years)	20 years	20 years
Bahrain LNG Joint Venture | LNG Receiving and Regasification Terminal | Maximum
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³	800,000,000
Bahrain LNG Joint Venture | Nogaholding
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%
Bahrain LNG Joint Venture | GIC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	24.00%
Bahrain LNG Joint Venture | Samsung C&T
Schedule of Equity Method Investments [Line Items]
Ownership percentage	16.00%